Subsequent Events (Schedule of Bonds Issued) (Details) (Straight Bonds [Member], JPY ¥)	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011
Straight Bonds [Member]
Authorized amount of borrowing	¥ 340,000,000,000
Date of payment		May 31, 2011
Issue amount		¥ 100,000,000,000
Issue Price		¥99.96 per ¥100
Interest rate		1.21%
Date of maturity		Mar. 19, 2021
Use of proceeds		Capital investments and acquisition of treasury stock